Income Tax (Details) - Schedule of Income Tax Expenses	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Income Tax Expenses [Line Items]
Deferred income tax benefit	$ (1,717,339)	$ (219,348)	$ (420,058)	$ (1,119,374)
Income tax expenses	2,338,850	$ 298,730	1,972,577	3,084,527
Hong kong [Member]
Schedule of Income Tax Expenses [Line Items]
Current income tax expenses	4,056,189		2,392,635	4,203,901
Deferred income tax benefit	$ (1,717,339)		$ (420,058)	$ (1,119,374)